Investment in an Associate (Details)	Dec. 31, 2023	Nov. 30, 2023	Oct. 24, 2023	Sep. 15, 2022	Jan. 03, 2022
Investment in an Associate [Abstract]
Bearing interest rate	5.00%	12.00%	12.00%	5.00%	6.00%